TERM LOANS (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Total	¥ 16,031,900	$ 2,292,531
Huaxia Bank Co., Ltd
Short-Term Debt [Line Items]
Weighted average interest rate	2.44%	2.44%
Long-term loan	¥ 16,031,900	$ 2,292,531
Huaxia Bank Co., Ltd | Maximum
Short-Term Debt [Line Items]
Debt instrument term	3 years
Shanghai Pudong Development Bank Co Ltd.
Short-Term Debt [Line Items]
Weighted average interest rate	3.00%	3.00%
Shanghai Pudong Development Bank Co Ltd. | Maximum
Short-Term Debt [Line Items]
Debt instrument term	1 year